Acquisition of Assets and Business from Solar Bina Engineering Sdn. Bhd. at Discount under Common Control - Schedule of Acquisition of Assets and Business under Common Control, Measured at Book Value of Transferring Entity (Details) - 6 months ended Jun. 30, 2025 - Solar Bina Engineering Sdn Bhd. [Member]
	MYR (RM)	USD ($)	USD ($)
Acquisition of assets from Solar Bina Engineering Sdn. Bhd.
Total fixed assets acquired from Solar Bina Engineering Sdn. Bhd.	RM 1,375,507		$ 311,694
Consideration transferred by Founder Energy Sdn. Bhd.	(1,020,236)		(231,189)
Bargain purchase accounted as other reserve in equity	355,271		80,505
Acquisition of business from Solar Bina Engineering Sdn. Bhd.
Sales	20,268	$ 4,593
Staff Costs	(69,990)	(15,860)
Net loss absorbed by Solar Bina Engineering Sdn. Bhd. accounted as other reserve in equity	(49,722)	$ (11,267)
Computer and Software [Member]
Acquisition of assets from Solar Bina Engineering Sdn. Bhd.
Total fixed assets acquired from Solar Bina Engineering Sdn. Bhd.	44,171		10,009
Motor Vehicle [Member]
Acquisition of assets from Solar Bina Engineering Sdn. Bhd.
Total fixed assets acquired from Solar Bina Engineering Sdn. Bhd.	14,746		3,342
Office Equipment [Member]
Acquisition of assets from Solar Bina Engineering Sdn. Bhd.
Total fixed assets acquired from Solar Bina Engineering Sdn. Bhd.	30,800		6,979
Mould [Member]
Acquisition of assets from Solar Bina Engineering Sdn. Bhd.
Total fixed assets acquired from Solar Bina Engineering Sdn. Bhd.	8,502		1,927
Plant and Machinery [Member]
Acquisition of assets from Solar Bina Engineering Sdn. Bhd.
Total fixed assets acquired from Solar Bina Engineering Sdn. Bhd.	691,187		156,625
Forklift [Member]
Acquisition of assets from Solar Bina Engineering Sdn. Bhd.
Total fixed assets acquired from Solar Bina Engineering Sdn. Bhd.	45,800		10,378
Inventory [Member]
Acquisition of assets from Solar Bina Engineering Sdn. Bhd.
Total fixed assets acquired from Solar Bina Engineering Sdn. Bhd.	RM 540,301		$ 122,434